Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 24,278	$ 26,581		$ 83,871	$ 86,647	$ 114,080	$ 26,759	$ 44,566
Revenue recognized	2,400	700		4,400	600	600	500	300
Products and services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue						110,079	26,729	3,866
Services provided over time
Disaggregation of Revenue [Line Items]
Total revenue						4,001	30	40,700
Electric vehicles products
Disaggregation of Revenue [Line Items]
Total revenue						31,123	19,462	0
Electric vehicles services
Disaggregation of Revenue [Line Items]
Total revenue						204	0	2,693
Charging, batteries and powertrain products
Disaggregation of Revenue [Line Items]
Total revenue						5,886	506	0
Charging, batteries and powertrain services
Disaggregation of Revenue [Line Items]
Total revenue						2,645	0	0
Title and escrow services
Disaggregation of Revenue [Line Items]
Total revenue						72,686	0	0
Digital advertising services and other
Disaggregation of Revenue [Line Items]
Total revenue						231	1,631	1,173
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	120	569		253	1,159	1,305	0	0
Grant
Disaggregation of Revenue [Line Items]
Total revenue	$ 100	$ 600		300	$ 1,200	1,300	0	0
Malaysia
Disaggregation of Revenue [Line Items]
Total revenue						65	83	0
USA
Disaggregation of Revenue [Line Items]
Total revenue						84,303	1,631	41,873
PRC
Disaggregation of Revenue [Line Items]
Total revenue			$ 28,900	$ 36,200		$ 29,712	$ 25,045	$ 2,693